Fair Value Measurements of Investments (Details) - EBP WRPSP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 2,536,543,238	$ 2,197,627,805
W. R. Berkley Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	298,705,590	254,610,103
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	390,070,293	365,920,928
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,744,402,311	1,478,011,673
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	42,062,308	29,422,425
Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	154,500	156,331
Fair Value, Inputs, Level 1, Level 2, and Level 3 | W. R. Berkley Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	298,705,590	254,610,103
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	390,070,293	365,920,928
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,744,402,311	1,478,011,673
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	42,062,308	29,422,425
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	154,500	156,331
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	2,475,395,002	2,128,121,460
Fair Value, Inputs, Level 1 | W. R. Berkley Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	298,705,590	254,610,103
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	390,070,293	365,920,928
Fair Value, Inputs, Level 1 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,744,402,311	1,478,011,673
Fair Value, Inputs, Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	42,062,308	29,422,425
Fair Value, Inputs, Level 1 | Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	154,500	156,331
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | W. R. Berkley Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | W. R. Berkley Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 61,148,236	$ 69,506,345